Share Capital (Details) - Schedule of Warrants Issued and Outstanding	12 Months Ended
Dec. 31, 2022 $ / shares
Share Capital (Details) - Schedule of Warrants Issued and Outstanding [Line Items]
Number of warrants	1,275,792
CAD 3.12 Issued Oct 2018 [Member]
Share Capital (Details) - Schedule of Warrants Issued and Outstanding [Line Items]
Number of warrants	1,074,999
Exercise price (CAD)	$ 3.12
Issuance date	Oct 2018
Expiry date	Oct 1, 2023
CAD 3.50 Issued Jul 2020 [Member]
Share Capital (Details) - Schedule of Warrants Issued and Outstanding [Line Items]
Number of warrants	200,793
Exercise price (CAD)	$ 0.94
Issuance date	Nov 2021
Expiry date	Nov 22, 2023